Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 90.6%
Apparel - 0.2%
Urban Outfitters, Inc. (a)	2,413	$69,301

Auto Parts & Equipment - 3.4%
Adient PLC (a)	6,209	260,592
Dana, Inc.	6,884	149,107
Gentex Corp.	6,522	204,791
Lear Corp. (b)	2,016	337,317
The Goodyear Tire & Rubber Co. (a)	14,918	309,250
		1,261,057
Banks - 6.6%
Associated Banc-Corp.	6,522	155,876
Bank OZK	3,848	180,279
Cadence Bank (b)	7,192	224,175
Commerce Bancshares, Inc. (b)	3,046	209,900
First Horizon Corp.	20,686	353,937
FNB Corp.	13,447	173,735
Fulton Financial Corp.	6,241	112,026
International Bancshares Corp.	1,760	73,973
Prosperity Bancshares, Inc.	3,107	227,588
Texas Capital Bancshares, Inc. (a)	1,797	112,672
Umpqua Holdings Corp.	7,040	142,771
United Bankshares, Inc.	4,498	158,914
Valley National Bancorp	12,560	174,835
Wintrust Financial Corp.	1,848	181,233
		2,481,914
Building Materials - 3.6%
Builders FirstSource, Inc. (a)	7,107	483,205
Lennox International, Inc.	727	206,192
Louisiana-Pacific Corp.	3,117	207,093
MDU Resources Group, Inc.	14,911	437,936
		1,334,426
Chemicals - 3.0%
Ashland Global Holdings, Inc.	2,122	203,797
NewMarket Corp.	642	217,041
RPM International, Inc.	3,117	276,197
Sensient Technologies Corp.	2,351	199,224
Valvoline, Inc.	6,302	207,588
		1,103,847
Commercial Services - 3.1%
FTI Consulting, Inc. (a)	2,027	295,557
Graham Holdings Co. - Class B	625	371,950
ManpowerGroup, Inc.	2,740	287,344
Service Corp. International	3,601	222,253
		1,177,104
Computers - 2.2%
CACI International, Inc. (a)	944	233,602
Genpact Ltd.	5,060	251,735
Kyndryl Holdings, Inc. (a)	7,216	121,806
Maximus, Inc.	2,772	214,331
		821,474
Distribution/Wholesale - 1.0%
Univar Solutions, Inc. (a)	6,302	167,003
Watsco, Inc.	758	214,181
		381,184
Diversified Financial Services - 3.0%
Alliance Data Systems Corp.	2,484	171,495
Jefferies Financial Group, Inc. (b)	11,020	403,773
Navient Corp.	8,354	145,610
SEI Investments Co.	3,364	197,164
SLM Corp.	10,822	198,476
		1,116,518
Electric - 3.5%
Black Hills Corp. (b)	3,574	242,103
Hawaiian Electric Industries, Inc.	5,791	246,118
IDACORP, Inc.	2,596	286,131
NorthWestern Corp.	3,936	228,760
OGE Energy Corp.	7,700	291,984
		1,295,096
Electronics - 5.8%
Arrow Electronics, Inc. (a)	6,206	769,544
Avnet, Inc.	6,637	267,869
Hubbell, Inc.	1,127	211,076
Jabil, Inc.	6,667	409,954
SYNNEX Corp.	2,137	223,466
Vishay Intertechnology, Inc.	4,674	96,799
Vontier Corp.	6,620	186,088
		2,164,796
Environmental Control - 0.5%
Stericycle, Inc. (a) (b)	3,520	206,765

Food - 3.9%
Flowers Foods, Inc.	12,252	344,649
Ingredion, Inc.	2,325	220,177
Lancaster Colony Corp.	1,868	296,582
Performance Food Group Co. (a)	6,082	256,600
Post Holdings, Inc. (a) (b)	2,139	226,349
Sprouts Farmers Market, Inc. (a)	4,525	122,809
		1,467,166
Gas - 3.8%
National Fuel Gas Co.	4,092	248,507
ONE Gas, Inc.	3,266	254,389
Southwest Gas Holdings, Inc.	1,885	128,519
Spire, Inc. (b)	3,520	232,038
UGI Corp. (b)	12,016	544,926
		1,408,379
Hand/Machine Tools - 1.2%
Lincoln Electric Holdings, Inc.	1,730	221,163
MSA Safety, Inc.	1,636	224,787
		445,950
Healthcare-Products - 1.5%
Globus Medical, Inc. (a)	3,017	201,324
Masimo Corp. (a)	768	168,860
Neogen Corp. (a)	5,325	194,203
		564,387
Healthcare-Services - 2.1%
Chemed Corp.	467	218,981
Encompass Health Corp.	3,459	214,596
Tenet Healthcare Corp. (a)	4,598	340,804
		774,381
Home Builders - 2.6%
KB Home (b)	4,092	172,887
Taylor Morrison Home Corp. (a)	6,231	191,230
Thor Industries, Inc.	2,702	255,582
Toll Brothers, Inc.	3,662	215,948
Tri Pointe Homes, Inc. (a)	5,388	128,288
		963,935
Insurance - 14.1%
Alleghany Corp. (a)	949	630,136
American Financial Group, Inc.	2,802	365,044
CNO Financial Group, Inc.	7,324	182,661
Essent Group Ltd.	4,268	194,791
First American Financial Corp.	8,050	599,805
Kemper Corp.	2,860	171,543
Mercury General Corp.	5,862	320,417
MGIC Investment Corp. (b)	14,293	216,968
Old Republic International Corp.	16,540	423,920
Reinsurance Group of America, Inc.	4,154	477,004
RenaissanceRe Holdings Ltd.	1,496	235,126
RLI Corp.	2,051	214,904
Selective Insurance Group, Inc.	4,552	359,153
The Hanover Insurance Group, Inc.	3,335	460,097
Unum Group	15,691	398,238
		5,249,807
Iron/Steel - 5.2%
Cleveland-Cliffs, Inc. (a) (b)	23,177	397,254
Commercial Metals Co.	5,273	176,329
Reliance Steel & Aluminum Co.	2,604	398,100
Steel Dynamics, Inc.	9,033	501,512
United States Steel Corp. (b)	22,238	460,771
		1,933,966
Lodging - 0.6%
Choice Hotels International, Inc.	1,457	208,934

Machinery-Diversified - 2.0%
Graco, Inc.	3,670	266,295
Nordson Corp.	1,008	234,400
The Toro Co.	2,641	255,068
		755,763
Media - 0.4%
TEGNA, Inc.	8,028	155,422

Metal Fabricate/Hardware - 0.2%
Worthington Industries, Inc.	1,242	67,292

Mining - 0.6%
Royal Gold, Inc.	2,105	213,763

Miscellaneous Manufacturing - 1.2%
Carlisle Cos., Inc.	1,030	230,143
Donaldson Co., Inc.	4,014	223,419
		453,562
Office/Business Equipment - 0.4%
Xerox Holdings Corp.	7,067	149,184

Oil & Gas - 1.0%
HollyFrontier Corp.	10,188	358,210

Packaging & Containers - 2.3%
AptarGroup, Inc. (b)	2,156	252,899
Greif, Inc. - Class A	1,110	65,667
Silgan Holdings, Inc.	6,620	296,444
Sonoco Products Co. (b)	4,525	256,296
		871,306
Retail - 6.6%
AutoNation, Inc. (a)	2,112	230,208
Casey's General Stores, Inc.	1,154	216,733
Dick's Sporting Goods, Inc. (b)	2,225	256,765
Foot Locker, Inc.	5,659	252,844
Kohl's Corp. (b)	8,177	488,249
Lithia Motors, Inc. (b)	1,611	470,621
MSC Industrial Direct Co., Inc.	2,596	211,937
Murphy USA, Inc. (b)	944	185,647
Victoria's Secret & Co. (a) (b)	2,826	157,776
		2,470,780
Savings & Loans - 1.3%
New York Community Bancorp, Inc. (b)	19,678	229,446
Sterling Bancorp	6,583	173,067
Washington Federal, Inc.	2,105	73,717
		476,230
Semiconductors - 0.2%
Amkor Technology, Inc.	3,222	70,948

Software - 0.6%
CDK Global, Inc.	5,097	219,018

Transportation - 2.2%
Knight-Swift Transportation Holdings, Inc.	3,672	207,762
Landstar System, Inc.	1,408	225,280
Ryder System, Inc.	2,467	180,560
Werner Enterprises, Inc.	5,124	228,479
		842,081
Water - 0.7%
Essential Utilities, Inc.	5,361	261,295
TOTAL COMMON STOCKS (Cost $35,707,547)		33,795,241

REAL ESTATE INVESTMENT TRUSTS - 9.3%
American Campus Communities, Inc.	4,684	244,786
Camden Property Trust	1,696	271,513
Corporate Office Properties Trust	8,651	218,524
EastGroup Properties, Inc.	1,232	246,289
First Industrial Realty Trust, Inc.	4,816	292,717
Healthcare Realty Trust, Inc.	7,737	240,002
Life Storage, Inc.	1,919	258,969
Medical Properties Trust, Inc. (b)	11,582	263,606
National Storage Affiliates Trust	3,784	232,943
Physicians Realty Trust (b)	14,865	271,435
PS Business Parks, Inc.	1,418	236,749
Rayonier, Inc.	6,204	226,694
Rexford Industrial Realty, Inc. (b)	3,591	262,754
SL Green Realty Corp. (b)	2,630	190,739
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,649,322)		3,457,720

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 0.003% (c)	$58,526	58,526
TOTAL SHORT-TERM INVESTMENTS (Cost $58,526)		58,526

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.7%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	5,844,860	5,844,860
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,844,860)		5,844,860

Total Investments (Cost $45,260,255) - 115.7%		43,156,347
Liabilities in Excess of Other Assets - (15.7)%		(5,858,613)
TOTAL NET ASSETS - 100.0%		$37,297,734

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $5,799,328 or 15.5% of net assets.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 33,795,241	$ -	$ -	$ -	$ 33,795,241
Real Estate Investment Trusts	3,457,720	-	-	-	3,457,720
Short-Term Investments	58,526	-	-	-	58,526
Investments Purchased with Proceeds from Securities Lending	-	-	-	5,844,860	5,844,860
Total Investments in Securities	$ 37,311,487	$ -	$ -	$ 5,844,860	$ 43,156,347
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.